DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative instruments	$ (3,208)	$ 656
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	(3,208)	705
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	(49)
Foreign exchange contracts | Other current liabilities | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	(3,208)	0
Foreign exchange contracts | Prepaid expenses and other current assets | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	705
Foreign exchange contracts | Prepaid expenses and other current assets | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	$ 0	$ (49)